Note 22 - Business Segments	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 22 Business Segments

The Bank has been identified as a reportable operating segment in accordance with the provisions of ASC 280. HMN, the holding company, did not meet the quantitative thresholds for a reportable segment and therefore is included in the “Other” category. The Company evaluates performance and allocates resources based on the segment’s net income, return on average assets and return on average equity. Each corporation is managed separately with its own officers and board of directors.

The following table sets forth certain information about the reconciliations of reported net income and assets for each of the Company’s reportable segments.

(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Tot al
At or for the year ended December 31, 2014:
Interest income - external customers	$20,613	0	0	20,613
Non-interest income - external customers	7,284	0	0	7,284
Intersegment interest income	0	2	(2)	0
Intersegment non-interest income	180	7,644	(7,824)	0
Interest expense	1,213	0	(2)	1,211
Non-interest expense	20,781	802	(180)	21,403
Income tax expense (benefit)	5,438	(536)	0	4,902
Net income	7,644	7,379	(7,644)	7,379
Total assets	576,397	76,221	(75,192)	577,426
At or for the year ended December 31, 2013:
Interest income - external customers	$22,983	0	0	22,983
Non-interest income - external customers	7,312	0	0	7,312
Intersegment interest income	0	1	(1)	0
Intersegment non-interest income	182	26,792	(26,974)	0
Interest expense	3,290	0	(1)	3,289
Non-interest expense	22,039	766	(182)	22,623
Income tax benefit	(13,766)	(640)	0	(14,406)
Net income	26,795	26,667	(26,792)	26,670
Total assets	647,679	90,483	(89,540)	648,622
At or for the year ended December 31, 2012:
Interest income - external customers	$30,816	0	0	30,816
Non-interest income - external customers	8,990	0	0	8,990
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	6,220	(6,406)	0
Interest expense	7,143	0	(4)	7,139
Non-interest expense	24,077	779	(186)	24,670
Income tax expense	0	132	0	132
Net income	6,228	5,313	(6,220)	5,321
Total assets	653,315	64,135	(64,123)	653,327